Cash, Cash Equivalents and Short-Term Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Cash, Cash Equivalents and Short-Term Investments [Abstract]
Cash, Cash Equivalents and Short-Term Investments

3.	Cash, Cash Equivalents and Short-Term Investments

At June 30, 2011 and December 31, 2010, the amortized cost of the Company’s cash, cash equivalents and short-term investments approximated their fair values. The Company considers all liquid investments purchased with a maturity of three months or less to be cash equivalents. All short-term investments at June 30, 2011 mature in less than one year.

The Company invests its cash and cash equivalents and short-term investments in money market funds, commercial paper and corporate and government notes. All of these securities are classified as available-for-sale with the unrealized gain and loss being recorded in accumulated other comprehensive income; there were no unrealized gains or losses at June 30, 2011 and December 31, 2010.

2.	Cash and Cash Equivalents and Short-term Investments

A summary of cash and cash equivalents and short-term investments, classified as available-for-sale and carried at fair value is as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gain	(Loss)	Fair Value

December 31, 2010
Cash and cash equivalents	$5,295	$—	$—	$5,295

Short-term investments:
U.S. Treasury and agencies	251	—	—	251

Total	$251	$—	$—	$251

December 31, 2009
Cash and cash equivalents	$3,903	$—	$—	$3,903

Short-term investments:
Commercial paper	$500	$—	$—	$500
Certificates of deposit	3,183	2	—	3,185
U.S. Treasury and agencies	1,543	—	—	1,543

Total	$5,226	$2	$—	$5,228

All short-term investments at December 31, 2010 and 2009 mature in less than one year. Unrealized holding gains and losses on securities classified as available-for-sale are recorded in accumulated other comprehensive income. As of December 31, 2010 and 2009 the difference between the fair value and amortized cost of available-for-sale securities were gains of zero and $2,000, respectively.